Offerings	Sep. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	12,055,042
Proposed Maximum Offering Price per Unit	12.64
Maximum Aggregate Offering Price	$ 152,375,730.88
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,328.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of 12,055,042 shares of StablecoinX Inc. (“StablecoinX”) Class A Common Stock, par value $0.001 per share (“StablecoinX Class A Common Stock”), that may be issued to shareholders of TLGY Acquisition Corporation (“TLGY”) in connection with the closing of the business combination between TLGY and StablecoinX Assets Inc. (“SC Assets”) as described in this registration statement and the proxy statement/prospectus included herein (the “Business Combination”), including up to (i) 489,887 shares of StablecoinX Class A Common Stock that may be issued to TLGY’s public shareholders in exchange for TLGY Class A Ordinary Shares, par value $0.0001 per share, of TLGY (“TLGY Class A Ordinary Shares”) issued as part of the units in TLGY’s initial public offering and (ii) 11,565,155 shares of StablecoinX Class A Common Stock that may be issued to holders of TLGY’s Founder Shares (as defined in the registration statement).

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the TLGY Class A Ordinary Shares as reported on the OTC Pink Market on September 25, 2025 (or $12.64 per share). This calculation is in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	373,450,138
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 3,734,501.38
Fee Rate	0.01531%
Amount of Registration Fee	$ 571.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents (i) 700,000 shares of StablecoinX Class A Common Stock to be issued to the holders (the “Sellers”) of Class B common stock, par value $0.0001 per share, of SC Assets (the “SC Assets Class B Common Stock”) in exchange for their shares of SC Asset Class B Common Stock, and (ii) up to 372,750,138 shares of StablecoinX Class A Common Stock that may be issued to the Ethena Foundation and the PIPE Investors (as defined in the registration statement) in exchange for the shares of Class A common stock, par value $0.0001 per share, of SC Assets held by them prior to the Company Merger (as defined in the registration statement).

SC Assets is a private company, and no market exists for its securities. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the par value of such securities expected to be exchanged in connection with the Business Combination described herein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants exercisable for Class A Common Stock
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents public warrants, each whole warrant entitling the holder thereof to purchase one (1) share of StablecoinX Class A Common Stock at a price of $11.50 per share, which warrants will be issued by StablecoinX in connection with the closing of the Business Combination in exchange for the whole warrants that were included as part of each TLGY unit issued in TLGY’s initial public offering (the “TLGY Public Warrants”).

Because the shares of StablecoinX Class A Common Stock underlying the securities are registered hereby, no separate registration fee is required with respect to the securities registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,247.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(i) under the Securities Act. The proposed maximum aggregate offering price is based on the $11.50 exercise price of the TLGY Public Warrants.